American Beacon Advisors, Inc.
220 E. Las Colinas Blvd. Suite 1200
Irving, TX 75039

July 31, 2026

VIA EDGAR
---------
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Funds
     1933 Act File No. 033-11387
     1940 Act File No. 811-04984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the "Registrant") hereby certifies (a) that the form of Prospectus used with respect to the American Beacon DoubleLine Floating Rate Fund (formerly known as the American Beacon DoubleLine Floating Rate Income Fund) and the American Beacon DoubleLine Select Income Fund, of the Registrant does not differ from that contained in Post-Effective Amendment No. 447 (“Amendment No. 447”) to the Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon DoubleLine Floating Rate Fund and the American Beacon DoubleLine Select Income Fund, does not differ from that contained in Amendment No. 447 to the Registrant’s Registration Statement, and (c) that Amendment No. 447 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/Rosemary Behan

Rosemary Behan

Chief Legal Officer

cc:   Kathy Ingber, Esq.
        K&L Gates LLP